Finance lease receivables - Summary of lease receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	$ 10,531	$ 11,328
Unearned finance income	(1,612)	(1,869)
Present value	8,919	9,459
Canada
Disclosure of maturity analysis of finance lease payments receivable [line items]
Present value		1,595
No later than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	2,331	2,355
Unearned finance income	(295)	(308)
Present value	2,036	2,047
One to two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,787	1,954
Unearned finance income	(226)	(249)
Present value	1,561	1,705
Two to three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	1,290	1,380
Unearned finance income	(171)	(189)
Present value	1,119	1,191
Three to four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	839	930
Unearned finance income	(134)	(153)
Present value	705	777
Four to five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	766	593
Unearned finance income	(147)	(132)
Present value	619	461
Later than one year and no later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	4,682	4,857
Unearned finance income	(678)	(723)
Present value	4,004	4,134
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum payments	3,518	4,116
Unearned finance income	(639)	(838)
Present value	$ 2,879	$ 3,278